Stock options (Tables)	6 Months Ended
Feb. 28, 2023
Stock Options
Disclosure of detailed information about number and weighted average exercise prices of share options

The following table reflects the continuity of stock options for the six months ended February 28, 2023, and 2022:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	28,750	5.42	2.44
Forefitures	(1,564)	71.84	1.43
Balance, February 28, 2022	720,124	11.26	6.89	4.08

Balance, August 31, 2022	1,143,182	1.49	2.45	5.64
Granted	637,176	0.65	0.43
Cancelled	(229,600)	0.65	7.35
Forefitures	(41,100)	6.35	3.59
Balance, February 28, 2023	1,512,787	1.13	0.83	5.33

Exercisable as of February 28 2023	1,089,319	1.14	0.78	5.30

Disclosure of detailed information about options issued and outstanding

The following tables reflect the stock options issued and outstanding as of February 28, 2023:

Expiry date	Outstanding options	Weighted average exercise price USD	Weighted average remaining contractual term (Years)

April 1, 2023	1,800	0.65	0.09
August 25, 2025	340	76.43	2.49
February 10, 2026	1,338	76.43	2.95
May 23, 2026	9	76.43	3.23
June 24, 2026	15,009	0.65	3.32
July 2, 2026	4,502	0.65	3.34
August 20, 2026	1,000	0.65	3.48
March 3, 2027	1,003	76.43	4.01
November 3, 2027	133	76.43	4.68
November 7, 2029	13,250	0.65	6.70
June 14, 2031	10,683	11.69	8.30
November 23, 2031	10,000	9.82	8.74
January 31, 2027	1,500	0.65	3.93
April 12, 2027	100,000	1.80	4.12
August 10, 2027	100,000	0.90	4.45
September 30, 2027	68,500	0.60	4.59
October 31, 2027	96,176	0.65	4.67
December 2, 2027	472,500	0.65	4.76
May 26, 2029	615,044	0.95	6.24

	1,512,787	1.13	5.33